Average Annual Total Returns{- Fidelity Equity-Income K6 Fund} - 01.31 Fidelity Equity-Income K6 Fund PRO-03 - Fidelity Equity-Income K6 Fund	Fidelity Equity-Income K6 Fund Income K6 Fund Past 1 year	Fidelity Equity-Income K6 Fund Income K6 Fund Since Inception		RS008 Past 1 year	RS008 Since Inception
Total	6.84%	11.83%	[1]	2.87%	8.87%	[1]

[1]	(a)From June 13, 2019